UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/31/00

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon/Alan B. Slifka Management Company, LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  28-6072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James R. Pasquarelli
Title:     Chief Financial Officer
Phone:     212/303-9414

Signature, Place, and Date of Signing:

     James R. Pasquarelli     New York, NY     November 06, 2000


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     67

Form13F Information Table Value Total:     1926491


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Abraxas Pete Corp           common              003830106     4459  1150629     X    X                     1150629
Acuson Corp.                common              005113105     8473   372460     X    X                      372460
Arch Comm. Group Long       common              039392105     5313  1062647     X    X                     1062647
Alteon Web Systems          common              02145A109    15698   144829     X    X                      144829
Actuant                     common              00508x104     1121   284577     X    X                      284577
AXA Financial               common              002451102    12577   246916     X    X                      246916
Best Foods                  common              086584101    77557  1066081     X    X                     1066081
Columbia Energy Group Com   common              197648108    40332   568053     X    X                      568053
Dexter Corp.                common              252165105    29623   406297     X    X                      406297
Donaldson Lufklu & Jenrette common              257661108    86382   965842     X    X                      965842
Deluxe Corp.                common              248019101    10708   527187     X    X                      527187
Devon Energy                common              25179m103        9      156     X    X                         156
Global Telesystems Grp      common              37936U104     2936   643600     X    X                      643600
HVID Marine Stock           common              44851m109      296    38848     X    X                       38848
Infinity Broadcast.  Corp A common              456625102    20837   631414     X    X                      631414
Lycos                       common              550818108     9949   144675     X    X                      144675
Mallinkrodt                 common              561232109    33621   736902     X    X                      736902
Nabisco Holdings            common              629526104    12007   223381     X    X                      223381
Nvest LP                    common              670657107     6553   166435     X    X                      166435
Nabisco Group               common              62952P102    34959  1226648     X    X                     1226648
Nogatech Inc.               common              654919109      302    35576     X    X                       35576
Nat'l. Computer Systems     common              635519101     5215    71443     X    X                       71443
Paine Webber Grp. Inc.      common              695629105    65150   956326     X    X                      956326
Rio Algom Ltd.              common              766889109    10993   578574     X    X                      578574
SDL Inc.                    common              784076101    40093   129620     X    X                      129620
South Down Inc.             common              841297104    22009   308896     X    X                      308896
Seagate Technology          common              811804103    79463  1151638     X    X                     1151638
Shaw Industries             common              820286102     8618   465841     X    X                      465841
Salient 3 Commun.           common              794721100      294   114924     X    X                      114924
AT&T Corp                   common              001957109     1808    61558     X    X                       61558
Terra Networks              common              88100W103     4494   122299     X    X                      122299
Time Warner Inc.            common              887315109    21132   270062     X    X                      270062
United Dominion Industries  common              909914103    20352   859186     X    X                      859186
Seagram Ltd.                common              811850106    20294   353323     X    X                      353323
Verio Inc.                  common              923433106    23625   393744     X    X                      393744
Voicestream Wireless        common              928615103   131231  1130692     X    X                     1130692
WPP Group PLC ADR long      common              929309300    15595   262933     X    X                      262933
MYND Corporation            common              628551103     4921   364528     X    X                      364528
Young & Rubicam Inc.        common              987425105    57618  1164001     X    X                     1164001
Nebco Evans Pfd             preferred           U62922106        0    39425     X    X                       39425
Best Foods CALL OCT 65      options             086584101     2307     3025     X    X                        3025
DLJ CALL OCT 80             options             257661108     1559     1641     X    X                        1641
Fort James CALL DEC 30      options             347471104      137      455     X    X                         455
Georgia Pac CALL JAN 35     options             373298108       16      520     X    X                         520
Georgia Pac CALL JAN 40     options             373298108       28     1508     X    X                        1508
Nabisco Group CALL DEC 25   options             62952P102     2227     5398     X    X                        5398
SDL CALL Dec 400            options             784076101      963      642     X    X                         642
Paine Webber CALL Oct 70    options             695629105       22      320     X    X                         320
South Down CALL Mar 65      options             841297104       13       18     X    X                          18
Seagate Tech. CALL Oct 60   options             811804103      400      400     X    X                         400
Shaw Industries Call Nov 15 options             820286102      248      662     X    X                         662
Terra Networks CALL DEC 65  options             88100W103        3      108     X    X                         108
Voicestream CALL Oct 110    options             928615103      363      368     X    X                         368
Voicestream CALL Oct  115   options             928615103      342      488     X    X                         488
Seagram CALL Oct 60         options             811850106       12      120     X    X                         120
Seagram CALL Nov 60         options             811850106       98      414     X    X                         414
Seagram CALL NOV 70         options             811850106      208     5549     X    X                        5549
MYND Corp CALL Nov 10       options             628551103       48      121     X    X                         121
Invitrogen PUT Oct 80       options             46185R100     5130     4063     X    X                        4063
S&P 500 PUT Nov 1350        options             78462f103      113       92     X    X                          92
S&P 500 PUT DEC 1400        options             6A899K721      649      220     X    X                         220
AT&T Put JAN01 40           options             001957109      687      611     X    X                         611
Tyco Intl PUT Oct 50        options             902124106      589     4094     X    X                        4094
Axas Contingent Rights      rights              003831112      459  1835357     X    X                     1835357
Diva Systems Warrants       warrants            255013153        0    21248     X    X                       21248
DTI Hldgs. Inc. Warrants    warrants            23333W117        0    26184     X    X                       26184
Spec Foods WRTS 0% 12/15/09 warrants            784127AA0        5   518100     X    X                      518100
                                                            963248
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